Schedule of the Reconciliation of Expected Income Tax (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 1	$ (14,010,720)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 2	(11,575,515)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 3	34.00%
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 4	(4,763,645)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 5	(3,935,675)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 6	476,336
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 7	455,803
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 8	(25,536)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 9	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 10	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 11	(563,319)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 12	(220,083)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 13	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 14	(446,571)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 15	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 16	991,928
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 17	1,051,386
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 18	3,718,139
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 19	2,578,366
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 20	(62,987)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 21	39,587
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 22	2,280,194
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 23	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 24	(2,280,194)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 25	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 26	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 27	0
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 28	(21,875)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 29	1,620
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 30	(354,294)
Income Taxes Schedule Of The Reconciliation Of Expected Income Tax 31	$ (372,232)